EARNINGS PER UNIT	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER UNIT
EARNINGS PER UNIT
The following table presents details on EPU.

	Year ended December 31,
	2014	2013	2012 (1)
	(In thousands, except per-unit amounts)
Net (loss) income	$(14,734)	$52,837	$42,997
Less: net income attributable to the pre-IPO period	—	—	24,112
Less: net income attributable to Summit Investments	9,258	9,253	1,271
Net (loss) income attributable to SMLP	(23,992)	43,584	17,614
Less: net (loss) income attributable to general partner, including IDRs	3,125	1,035	352
Net (loss) income attributable to limited partners	$(27,117)	$42,549	$17,262

Numerator for basic and diluted EPU:
Allocation of net (loss) income among limited partner interests:
Net (loss) income attributable to common units	$(16,324)	$23,227	$8,632
Net (loss) income attributable to subordinated units	(10,793)	19,322	8,630
Net (loss) income attributable to limited partners	$(27,117)	$42,549	$17,262

Denominator for basic and diluted EPU:
Weighted-average common units outstanding – basic	33,311	26,951	24,412
Effect of nonvested phantom units	—	150	132
Weighted-average common units outstanding – diluted	33,311	27,101	24,544

Weighted-average subordinated units outstanding – basic and diluted	24,410	24,410	24,410

(Loss) earnings per limited partner unit:
Common unit – basic	$(0.49)	$0.86	$0.35
Common unit – diluted	$(0.49)	$0.86	$0.35
Subordinated unit – basic and diluted	$(0.44)	$0.79	$0.35

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(1) Calculated for the period from October 1, 2012 to December 31, 2012
Our general partner was not entitled to receive incentive distributions for periods prior to the fourth quarter of 2013 based on the amount of the distributions declared per common and subordinated unit. During the year ended December 31, 2014, we excluded 231,875 units from the calculation of diluted loss per common unit because their impact was anti-dilutive. There were no units excluded from the calculation of diluted earnings per common unit as we did not have any anti-dilutive units for the year ended December 31, 2013 or for the period from October 1, 2012 to December 31, 2012.